Share capital (Details) - GBP (£) £ / shares in Units, £ in Thousands		6 Months Ended
	Mar. 29, 2018	Jul. 31, 2018	Jul. 31, 2017	[2]	Jan. 31, 2018	[1]
Disclosure of classes of share capital [line items]
Share capital		£ 821			£ 736
Proceeds from exercise of share options		£ 100	£ 24
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)	8,333,333	82,125,995
Par value per share (in pounds per share)	£ 1.80
Share capital	£ 15,000
Share issue related cost	£ 900

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’